DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Tables)	3 Months Ended
Mar. 27, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The carrying amount and fair value of the ABL Facility, Term Loan Facility, and HoldCo Notes as of March 27, 2015 and December 26, 2014 were as follows (in thousands):

	March 27, 2015		December 26, 2014
Description	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ABL Facility	$197,000	$197,901	$74,000	$74,370
Term Loan Facility(1)	345,755	343,901	346,599	333,480
HoldCo Notes	285,000	299,250	365,000	379,600

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(1)	As of March 27, 2015 and December 26, 2014, the carrying amount of the Term Loan Facility included an unamortized original issue discount of $0.7 million and $0.8 million, respectively.

Revenue from External Customers by Products and Services [Table Text Block]
The Company’s net sales by product category were as follows (in thousands):

	Three Months Ended
Product Category(1)	March 27, 2015	March 28, 2014
JanSan	$184,097	$178,867
Plumbing	76,002	72,431
Hardware, tools and fixtures	37,701	35,625
HVAC	26,250	23,798
Electrical and lighting	22,939	20,993
Appliances and parts	22,981	20,528
Security and safety	17,840	17,202
Other	23,937	23,025
Net sales	$411,747	$392,469
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(1)
The Company continually refines its product classification groupings and, as a result, stock keeping units are     periodically realigned within product categories. Therefore, the prior periods in these tables have been recast to be consistent with current presentation.